Expenses by nature (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating Expenses [Abstract]
Salaries and bonuses	$ 3,760,881	$ 3,629,623	$ 11,671,760	$ 11,880,351
Marketing expenses	49,676	52,237	171,400	83,504
Professional and legal fees	1,119,518	937,735	2,730,955	3,565,048
Computer supplies and software	938,265	659,320	3,503,319	2,091,340
Financing and transaction costs	13,185	100,000	174,662	335,094
Travel, meals and entertainment	62,539	39,994	185,187	121,181
Restructuring expense		36,500	684,578	500,368
Insurance	51,088	113,909	377,078	476,687
Credit facility amendment fee		0		1,000,000
PA Settlement Agreement (note 11(f))	0		800,000
Other	296,506	416,743	1,171,134	1,351,549
Total	$ 6,291,658	$ 5,986,061	$ 21,470,073	$ 21,405,122